STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 01, 2023	Sep. 27, 2021	Jul. 30, 2021	Jan. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 12, 2024	Jun. 18, 2013
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					$ 0.001			$ 0.001		$ 0.001	$ 0.001
Share-based compensation arrangement by share-based payment award, options, grants in period, gross										24,500	6,625
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average exercise price										$ 8.00	$ 6.00
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum										102.80%	86.80%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum										103.40%	98.50%
Share-based compensation arrangement by share-based payment award, fair value risk free interest rate, minimum										3.80%	1.50%
Share-based compensation arrangement by share-based payment award, fair value risk free interest rate, maximum										4.00%	3.50%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate										0.00%	0.00%
Share-based compensation arrangement by share-based payment award, options, vested, number of shares					74,769					82,940
Share based compensation								$ 25,909	$ 172,550	$ 249,555	$ 499,583
Prefunded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares				300,073
Exercisable per share				$ 0.001								$ 0.001
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and rights outstanding, term				5 years
Research and Development Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based payment arrangement, expense										57,000	148,000
General and Administrative Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based payment arrangement, expense										$ 189,000	$ 311,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term										4 years 1 month 6 days	3 years 7 months 6 days
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term										5 years 9 months 18 days	5 years 9 months 18 days
Employees, Directors and Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based payment arrangement, expense										$ 246,000	$ 459,000
The 2013 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average exercise price										$ 8.02	$ 10.02
Share-based compensation arrangement by share-based payment award, options, grants in period, aggregate grant date fair value										$ 156,275	$ 47,609
Share-based payment arrangement, nonvested award, cost not yet recognized, amount					$ 45,000			$ 45,000		$ 162,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition								1 year 4 months 2 days		1 year 9 months 18 days
Granted shares										0
The 2013 Plan [Member] | Board of Directors and Management [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross										20,875	2,375
The 2013 Plan [Member] | Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross										3,625	4,250
2013 Stock Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares	455,169							0
Granted shares													185,571
Series G and Series H Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued from exchange of warrants										12,019
Conversion of Series One Convertible Notes Into Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Debt conversion, converted instrument, shares issued										59,912
Second and Third Closing Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Debt conversion, converted instrument, shares issued										20,210
Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, restricted stock award, gross										250
Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested, number of shares			250
Restricted Stock [Member] | The 2013 Plan [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, non-option equity instruments, granted			750
Restricted Stock [Member] | The 2013 Plan [Member] | Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, non-option equity instruments, granted		1,500
Share-Based Payment Arrangement, Option [Member] | The 2013 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period										36 months	36 months
Share-Based Payment Arrangement, Option [Member] | The 2013 Plan [Member] | Board of Directors and Management [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period										10 years	10 years
Share-Based Payment Arrangement, Option [Member] | The 2013 Plan [Member] | Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period										12 months	12 months
Share-based compensation arrangement by share-based payment award, expiration period										5 years	5 years
Restricted Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based payment arrangement, expense					$ 0		$ 1,000	$ 0	$ 3,000	$ 3,000	$ 40,000
All Stock Issuances [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares				300,000						3,436,712
Financing Activities With Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock shares										3,344,321
Proceeds from issuance or sale of equity										$ 2,209,839